Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Shareholders' Equity

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2022 and March 31, 2021, there were no preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of March 31, 2022, there were 3,187,500 Ordinary Shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary Shares since the underwriters’ did not exercise the over-allotment option.

Note 7 - Shareholders’ Deficit

Preference Shares—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021, there were no preference shares issued or outstanding.

Ordinary shares — The Company is authorized to issue 110,000,000 shares of Founder Shares with a par value of $0.0001 per share. As of December 31, 2021, there were 3,187,500 shares of Ordinary shares outstanding (excluding 12,500,000 shares subject to redemption) and after giving affect to the forfeiture of 37,500 Ordinary shares since the underwriters’ did not exercise of the over-allotment option.